Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Changes in Accumulated Other Comprehensive Income (Loss)"

Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Foreign currency translation adjustments	Unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2013	1,734	10,242	(2,408)	(90,214)	(80,646)
Equity transactions with noncontrolling interests and other	10	3	—	(35)	(22)
Other comprehensive income (loss) before reclassifications	142,813	3,933	(2,204)	(47,840)	96,702
Amounts reclassified from accumulated other comprehensive income (loss)	—	(1,632)	2,009	11,875	12,252

Net change during the year	142,823	2,304	(195)	(36,000)	108,932

Balance at December 31, 2014	144,557	12,546	(2,603)	(126,214)	28,286

Equity transactions with noncontrolling interests and other	73	—	—	—	73
Other comprehensive income (loss) before reclassifications	(57,592)	1,691	(256)	(6,155)	(62,312)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(182)	3,041	1,352	4,211

Net change during the year	(57,519)	1,509	2,785	(4,803)	(58,028)

Balance at December 31, 2015	87,038	14,055	182	(131,017)	(29,742)

Equity transactions with noncontrolling interests and other	259	—	—	(1)	258
Other comprehensive income (loss) before reclassifications	(101,350)	814	938	(67,511)	(167,109)
Amounts reclassified from accumulated other comprehensive income (loss)	93	382	(3,862)	99	(3,288)

Net change during the year	(100,998)	1,196	(2,924)	(67,413)	(170,139)

Balance at December 31, 2016	(13,960)	15,251	(2,742)	(198,430)	(199,881)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Amount reclassified from accumulated other comprehensive income (loss) *1
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014	Affected line items in consolidated statements of income
	(Millions of yen)
Foreign currency translation adjustments	139	—	—	Other, net
	(46)	—	—	Income taxes

	93	—	—	Consolidated net income
	—	—	—	Net income attributable to noncontrolling interests

	93	—	—	Net income attributable to Canon Inc.

Unrealized gains and losses on securities	282	(298)	(2,509)	Other, net
	(94)	104	879	Income taxes

	188	(194)	(1,630)	Consolidated net income
	194	12	(2)	Net income attributable to noncontrolling interests

	382	(182)	(1,632)	Net income attributable to Canon Inc.

Gains and losses on derivative instruments	(5,890)	4,217	3,260	Other, net
	2,049	(1,180)	(1,248)	Income taxes

	(3,841)	3,037	2,012	Consolidated net income
	(21)	4	(3)	Net income attributable to noncontrolling interests

	(3,862)	3,041	2,009	Net income attributable to Canon Inc.

Pension liability adjustments	(16)	1,504	15,585	See Note 11
	164	(175)	(3,710)	Income taxes

	148	1,329	11,875	Consolidated net income
	(49)	23	—	Net income attributable to noncontrolling interests

	99	1,352	11,875	Net income attributable to Canon Inc.

Total amount reclassified, net of tax and noncontrolling interests	(3,288)	4,211	12,252

*1	Amounts in parentheses indicate gains in consolidated statements of income.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2016:
Foreign currency translation adjustments
Amount arising during the year	(108,280)	521	(107,759)
Reclassification adjustments for gains and losses realized in net income	139	(46)	93

Net change during the year	(108,141)	475	(107,666)
Net unrealized gains and losses on securities:
Amount arising during the year	1,184	(375)	809
Reclassification adjustments for gains and losses realized in net income	282	(94)	188

Net change during the year	1,466	(469)	997
Net gains and losses on derivative instruments:
Amount arising during the year	1,619	(726)	893
Reclassification adjustments for gains and losses realized in net income	(5,890)	2,049	(3,841)

Net change during the year	(4,271)	1,323	(2,948)
Pension liability adjustments:
Amount arising during the year	(95,707)	25,204	(70,503)
Reclassification adjustments for gains and losses realized in net income	(16)	164	148

Net change during the year	(95,723)	25,368	(70,355)

Other comprehensive income (loss)	(206,669)	26,697	(179,972)

2015:
Foreign currency translation adjustments	(56,054)	550	(55,504)
Net unrealized gains and losses on securities:
Amount arising during the year	3,249	(1,045)	2,204
Reclassification adjustments for gains and losses realized in net income	(298)	104	(194)

Net change during the year	2,951	(941)	2,010
Net gains and losses on derivative instruments:
Amount arising during the year	52	(304)	(252)
Reclassification adjustments for gains and losses realized in net income	4,217	(1,180)	3,037

Net change during the year	4,269	(1,484)	2,785
Pension liability adjustments:
Amount arising during the year	(13,166)	5,294	(7,872)
Reclassification adjustments for gains and losses realized in net income	1,504	(175)	1,329

Net change during the year	(11,662)	5,119	(6,543)

Other comprehensive income (loss)	(60,496)	3,244	(57,252)

2014:
Foreign currency translation adjustments	144,826	(992)	143,834
Net unrealized gains and losses on securities:
Amount arising during the year	6,379	(2,225)	4,154
Reclassification adjustments for gains and losses realized in net income	(2,509)	879	(1,630)

Net change during the year	3,870	(1,346)	2,524
Net gains and losses on derivative instruments:
Amount arising during the year	(3,309)	1,102	(2,207)
Reclassification adjustments for gains and losses realized in net income	3,260	(1,248)	2,012

Net change during the year	(49)	(146)	(195)
Pension liability adjustments:
Amount arising during the year	(71,166)	21,306	(49,860)
Reclassification adjustments for gains and losses realized in net income	15,585	(3,710)	11,875

Net change during the year	(55,581)	17,596	(37,985)

Other comprehensive income (loss)	93,066	15,112	108,178